Share-Based Payments - Summary of Company's Share Options (Detail)		6 Months Ended
	Mar. 29, 2023 shares	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Granted	14,282,000
Two Thousand and Sixteen Plan [Member]
Disclosure Of Movement In The Share Options [Line Items]
Number of Options, Beginning		11,900,044	9,746,889
Number of Options, Granted		13,396,467	3,019,638
Number of Options, Exercised		0	(47,442)
Number of Options, Forfeited		(548,330)	(10,304)
Number of Options, Expired		(581,313)	0
Number of Options, Ending		24,166,868	12,708,781
Number of Options, Excercisable		11,324,547	6,646,879
Weighted average exercise price, Beginning | $ / shares		$ 4.622	$ 3.027
Weighted average exercise price, Granted | $ / shares		0.771	10.012
Weighted average exercise price, Exercised | $ / shares		0	1.75
Weighted average exercise price, Forfeited | $ / shares		2.22	3.041
Weighted average exercise price, Expired | $ / shares		3.235	0
Weighted average exercise price, Ending | $ / shares		$ 2.575	$ 4.704